Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flow from operating activities:
(Loss)/Profit before tax	$ (618)	$ 22,494	$ 25,999
Adjustments for:
Depreciation (Note 13)	1,265	1,082	1,154
Share based payments (Note 28)	17,918	23,471	30,992
Amortization of intangible film and content rights (Note 15)	115,285	135,316	128,303
Amortization of other intangible assets (Note 16)	1,726	1,816	1,131
Other non-cash items (Note 31)	51,051	(10,616)	4,562
Net finance costs (Note 8)	17,813	17,156	8,010
Gain on sale of available-for-sale financial assets		(58)
Movement in trade and other receivables	(91,317)	(72,247)	19,690
Movement in inventories	(219)	(412)	189
Movement in trade and other payables	(1,215)	4,172	31,433
Loss/(gain) on sale of property, plant and equipment	(2)	22	21
Cash generated from operations	111,687	122,196	251,484
Interest paid	(20,761)	(18,390)	(12,536)
Income taxes paid	(7,683)	(4,813)	(4,349)
Net cash generated from operating activities	83,243	98,993	234,599
Cash flows from investing activities
Purchase of available for sale investment			(230)
Proceeds from sale of available-for-sale investment		288
Purchase of property, plant and equipment	(913)	(678)	(1,702)
Proceeds from disposal of property, plant and equipment	70	2	56
Proceeds from/(investment in) restricted deposits held with banks	(27)	(4,018)	76
Deconsolidation/acquisition of cash and cash equivalent in subsidiary	(9)		263
Purchase of intangible film rights and content rights	(186,757)	(173,481)	(211,253)
Purchase of other intangible assets	(321)		(1,500)
Interest received	2,537	2,696	2,935
Net cash (used in) investing activities	(185,420)	(175,191)	(211,355)
Cash flows from financing activities
Proceeds from issue of share capital, net of transaction costs	16,645	30,466	5,414
Proceeds from sale of shares of a subsidiary	40,221
Proceeds from issue of shares by subsidiary	556	40	137
Share application money received pending allotment	18,000
Proceeds from issue out of treasury shares		938	6,294
(Repayment of)/proceeds from/short term debt with maturity less than three months (net)	211	(39,493)	1,918
Proceeds from short term debt	48,249	76,310	79,695
Repayment of short term debt	(43,785)	(66,404)	(72,746)
Proceeds from long term debt, net of transaction costs of Nil (2017: $384, 2016: $139)	111,278	16,522	13,847
Repayment of long term debt	(113,960)	(12,450)	(26,962)
Net cash generated from financing activities	77,415	5,929	7,597
Net (decrease)/increase in cash and cash equivalents	(24,762)	(70,269)	30,841
Effects of exchange rate changes on cash and cash equivalents	257	(238)	(1,731)
Cash and cash equivalents at beginning of year	112,267	182,774	153,664
Cash and cash equivalents at end of year	87,762	112,267	$ 182,774
Long-Term Borrowings
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period	198,792
Considered in cash flow (net)	(2,682)
Net finance cost	3,575
Shares issued in lieu of convertible notes	(32,168)
Convertible notes measured at fair value through profit and loss	13,840
Amortization of debt issuance cost	664
Exchange adjustment	6,888
Liabilities arising from financing activities, end of period	188,909	198,792
Short-Term Borrowings
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period	83,631
Considered in cash flow (net)	4,675
Net finance cost
Shares issued in lieu of convertible notes
Convertible notes measured at fair value through profit and loss
Amortization of debt issuance cost	(253)
Exchange adjustment	(298)
Liabilities arising from financing activities, end of period	87,755	83,631
Liabilities arising from Financing Activities
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period	282,423
Considered in cash flow (net)	1,993
Net finance cost	3,575
Shares issued in lieu of convertible notes	(32,168)
Convertible notes measured at fair value through profit and loss	13,840
Amortization of debt issuance cost	411
Exchange adjustment	6,590
Liabilities arising from financing activities, end of period	$ 276,664	$ 282,423